Remuneration of Auditors (Details) - Schedule of remuneration of auditors - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Audit or review of the financial reports of the company
Audit services – PKF Brisbane Audit	$ 85,000
Audit services – HLB Mann Judd	23,138	37,785	$ 37,000
Audit services – Withum Smith & Brown (US auditor)	357,208	287,975
Other services – Withum Smith & Brown (US auditor)
Total	$ 465,346	$ 325,760	$ 37,000